INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Provision for Income Taxes

The components of the provision for income taxes were as follows:

(In millions)

Year Ended June 30,	2026	2025	2024

Current Taxes

U.S. federal	$2,461	$14,086	$12,165
U.S. state and local	2,713	3,342	2,366
Foreign	12,587	11,423	9,858

Current taxes	$17,761	$28,851	$24,389

Deferred Taxes

U.S. federal	$12,780	$(6,250)	$(4,791)
U.S. state and local	1,113	(1,087)	(379)
Foreign	531	281	432

Deferred taxes	$14,424	$(7,056)	$(4,738)

Provision for income taxes	$32,185	$21,795	$19,651

Income Before Income Taxes

U.S. and foreign components of income before income taxes were as follows:

(In millions)

Year Ended June 30,	2026	2025	2024

U.S.	$103,591	$69,212	$62,886
Foreign	62,343	54,415	44,901

Income before income taxes	$165,934	$123,627	$107,787

Difference Between Income Taxes Computed at Federal Statutory Rate and Provision for Income Taxes	The items accounting for the difference between income taxes computed at the U.S. federal statutory rate and our effective rate for the year ended June 30, 2026, pursuant to the requirements of ASU 2023-09, were as follows:

(In millions, except percentages)

Year Ended June 30,	2026

Federal statutory tax rate	$34,846	21.0%
Effect of:
State and local income tax, net of federal income tax effect (a)	2,573	1.6%
Foreign tax effects:
Ireland:
Statutory tax rate difference	(4,301)	(2.6)%
Other	809	0.5%
Other foreign jurisdictions (b)	3,248	2.0%
Effect of cross-border tax laws:
Global intangible low-taxed income (GILTI) (c)	5,068	3.1%
Foreign-derived intangible income deduction	(603)	(0.4)%
Other	799	0.5%
Tax credits:
Research and development credit	(1,453)	(0.9)%
Foreign tax credits	(9,151)	(5.5)%
Other	(14)	(0.0)%
Changes in unrecognized tax benefits (d)	1,094	0.7%
Other reconciling items, net	(730)	(0.6)%

Effective rate	$32,185	19.4%

(a)
In fiscal year 2026, state and local income taxes in California, Illinois, Minnesota, New Jersey, New York, and New York City made up the majority (greater than 50%) of the tax effect in this category.
(b)
Under ASU 2023-09, Foreign tax effects include foreign withholding taxes while the related foreign tax credits are included in the Tax credits category. Prior to adoption of ASU 2023-09, foreign withholding taxes were presented net of foreign tax credits.
(c)
Under ASU 2023-09, we elected to present the effect of cross-border tax laws gross and present the foreign tax credits related to GILTI within the Tax credits category.
(d)
Includes changes in unrecognized tax benefits on an aggregated basis for all jurisdictions, including interest and penalties.

As previously disclosed for the years ended June 30, 2025 and 2024, prior to the adoption of ASU 2023-09, the items accounting for the difference between income taxes computed at the U.S. federal statutory rate and our effective rate were as follows:

Year Ended June 30,	2025	2024

Federal statutory rate	21.0%	21.0%
Effect of:
Foreign earnings taxed at lower rates	(1.5)%	(1.4)%
Foreign-derived intangible income deduction	(1.0)%	(1.1)%
State income taxes, net of federal benefit	1.5%	1.5%
Research and development credit	(1.1)%	(1.1)%
Excess tax benefits relating to stock-based compensation	(0.9)%	(1.1)%
Interest, net	1.0%	1.1%
Other reconciling items, net	(1.4)%	(0.7)%

Effective rate	17.6%	18.2%

Deferred Income Tax Assets and Liabilities

The components of the deferred income tax assets and liabilities were as follows:

(In millions)

June 30,	2026	2025

Deferred Income Tax Assets

Stock-based compensation expense	$945	$909
Accruals, reserves, and other expenses	5,509	5,050
Loss and credit carryforwards	2,124	2,114
Amortization	3,843	4,118
Leasing liabilities	22,275	12,874
Unearned revenue	5,515	4,324
Book/tax basis differences in investments and debt	0	303
Capitalized research and development	15,305	16,891
Other	545	529

Deferred income tax assets	56,061	47,112
Less valuation allowance	(1,332)	(1,169)

Deferred income tax assets, net of valuation allowance	$54,729	$45,943

Deferred Income Tax Liabilities

Book/tax basis differences in investments and debt	$(2,972)	$0
Leasing assets	(21,474)	(12,696)
Depreciation	(17,675)	(5,699)
Deferred tax on foreign earnings	(396)	(1,148)
Other	(152)	(127)

Deferred income tax liabilities	$(42,669)	$(19,670)

Net deferred income tax assets	$12,060	$26,273

Reported As

Other long-term assets	$15,114	$29,108
Long-term deferred income tax liabilities	(3,054)	(2,835)

Net deferred income tax assets	$12,060	$26,273

Schedule of Income Taxes Paid, Net of Refunds

Income taxes paid, net of refunds, pursuant to the disclosure requirements of ASU 2023-09 in fiscal year 2026 were as follows:

(In millions)

Year Ended June 30	2026

U.S. federal	$6,246
U.S. state and local	2,917
Foreign
Ireland	6,495
Other	5,530

Income taxes paid, net of refunds	$21,188

Changes in Gross Unrecognized Tax Benefits Related to Uncertain Tax Positions

The aggregate changes in the gross unrecognized tax benefits related to uncertain tax positions were as follows:

(In millions)

Year Ended June 30,	2026	2025	2024

Beginning unrecognized tax benefits	$24,729	$22,760	$17,120
Decreases related to settlements	(221)	(240)	(76)
Increases for tax positions related to the current year	1,517	2,066	1,903
Increases for tax positions related to prior years	263	468	4,289
Decreases for tax positions related to prior years	(404)	(300)	(464)
Decreases due to lapsed statutes of limitations	(53)	(25)	(12)

Ending unrecognized tax benefits	$25,831	$24,729	$22,760